Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
GE ownership percentage in new company formed in connection with the NBC Universal transaction	49.00%	49.00%
Subsequent event description	On February 12, 2013, we entered into an agreement to acquire GE’s 49% noncontrolling common equity interest in NBCUniversal Holdings for approximately $16.7 billion. In addition, NBCUniversal agreed to acquire from GE the portion of 30 Rockefeller Plaza in New York City that NBCUniversal occupies and CNBC’s headquarters in Englewood Cliffs, New Jersey for approximately $1.4 billion. The transactions, which are subject to customary closing conditions, are expected to close by the end of March 2013. The consideration will consist of $11.4 billion of cash on hand; $4 billion of senior unsecured debt securities issued by a holding company (“HoldCo”), whose sole asset is its interests in NBCUniversal Holdings; $2 billion of cash funded through a combination of Comcast’s existing credit facility and NBCUniversal’s credit facility, which is expected to be amended, among other things, to substitute HoldCo as the sole borrower; and $725 million of Holdco preferred stock. After closing, we will control and consolidate HoldCo and own all of its capital stock other than the preferred stock. HoldCo’s debt securities and credit facility will be guaranteed by us and the cable holding company subsidiaries that guarantee our senior indebtedness. The preferred stock will pay dividends at a fixed rate and can be put to HoldCo for redemption at par on the later of seven years following the issuance of the preferred stock and three years following the sale by GE of shares to unaffiliated third parties, and thereafter, every third anniversary of such date (a “Put Date”). Shares of preferred stock can be called for redemption by HoldCo at par one year following each Put Date applicable to such shares.
Total Consideration To Acquire Additional Interest In Subsidiary [Member]
Subsequent Event [Line Items]
Subsequent event amount	$ 16,700
Consideration For Purchase Of Buildings [Member]
Subsequent Event [Line Items]
Subsequent event amount	1,400
Planned Payments To Acquire Additional Interest In Subsidiary And Buildings [Member]
Subsequent Event [Line Items]
Subsequent event amount	11,400
Planned Issuance of Senior Unsecured Debt Securities To Fund Acquisition Of Additional Interest In Subsidiary [Member]
Subsequent Event [Line Items]
Subsequent event amount	4,000
Planned Issuance of Preferred Stock Of Subsidiary To Fund Acquisition Of Additional Interest In Subsidiary [Member]
Subsequent Event [Line Items]
Subsequent event amount	725
Planned Borrowings Under Credit Facilities To Fund Acquisition Of Additional Interest In Subsidiary [Member]
Subsequent Event [Line Items]
Subsequent event amount	$ 2,000